Financial Assets and Liabilities - Summary of Other Non-current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	$ 3,324	$ 3,361
Bank Guarantee
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	673	710
Letter of Credit
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	1,178	1,178
U.S. Tax Credits
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	$ 1,473	$ 1,473